Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 18,132	$ 253,598	$ 151,088
Accounts receivable, net	378	20,106
Taxes recoverable	16,935	17,726	22,853
Inventory	11,155	11,676	15,054
Deposits and advances	17,893	2,039	4,782
Total current assets	64,493	305,145	193,777
Property and equipment, net	64,320	89,276	172,802
Intangible assets, net	1,336,173	407,467	509,862
Equity investments	150,000	150,000	150,000
Total assets	1,614,986	951,888	1,026,441
Current liabilities:
Accounts payable and accrued expenses	981,103	652,119	650,141
Convertible notes payable, net of debt discounts	97,820	872,720	824,614
Loans payable		235,308	209,128
Related party notes and other payables, net of debt discounts		566,743	470,473
Total current liabilities	1,078,923	2,326,890	2,154,356
Other noncurrent liabilities	115,316	121,250	192,729
Total liabilities	1,194,239	2,448,140	2,347,085
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, value
Common stock, value	3,050,699	1,997,930	1,132,435
Additional paid-in capital	50,941,680	47,489,116	47,724,570
Accumulated other comprehensive loss	(749,421)	(775,113)	(580,957)
Accumulated deficit	(54,346,906)	(52,185,071)	(51,043,408)
Total Brazil Minerals, Inc. stockholders’ deficit	(1,103,733)	(3,473,137)	(2,767,359)
Non-controlling interest	1,524,480	1,976,885	1,446,715
Total stockholders’ deficit	420,747	(1,496,252)	(1,320,644)
Total liabilities and stockholders’ deficit	1,614,986	951,888	1,026,441
Series A Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value	1	1	$ 1
Series D Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock, value	$ 214